UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of principal executive offices) (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 481-4123

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCEANSTONE FUND

December 31, 2011

(Unaudited)

Oceanstone Fund

1-800-988-6290

www.oceanstonefund.com

Oceanstone Fund

Graphical Illustration

December 31, 2011 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors based on percentage of net assets.

*Net cash represents cash equivalents and other assets less liabilities.

	Oceanstone Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 79.51%

Arrangement of Transportation of Freight & Cargo - 1.10%
30,000	Pacer International, Inc. *	$ 160,500

Computer & Office Equipment - 5.00%
50,000	Dell, Inc. *	731,500

Fats & Oils - 8.79%
45,000	Archer-Daniels-Midland Co.	1,287,000

General Building Contractors-Residential Buildings - 1.44%
120,000	Xinyuan Real Estate Co., Ltd. *	210,000

Industrial Trucks, Tractors, Trailers, & Stackers - 3.66%
6,000	NACCO Industries, Inc. Class A	535,320

Investment Advice - 6.35%
100,000	Artio Global Investors, Inc.	488,000
70,000	Janus Capital Group, Inc.	441,700
		929,700
Motor Vehicles & Passenger Car Bodies - 5.54%
40,000	General Motors Corp. *	810,800

National Commercial Banks - 19.65%
300,000	Bank of America Corp.	1,668,000
19,000	JP Morgan Chase & Co.	631,750
10,000	PNC Financial Services Group, Inc.	576,700
		2,876,450
Petroleum Refining - 1.58%
11,000	Valero Energy Corp.	231,550

Retail-Radio, TV & Consumer Electronics - 3.19%
20,000	Best Buy Co., Inc.	467,400

Security Brokers, Dealers & Flotation Companies - 3.71%
6,000	Goldman Sachs Group, Inc.	542,580

Services-Auto Rental & Leasing (No Drivers) - 1.83%
25,000	Avis Budget Group, Inc. *	268,000

Services-Prepackaged Software - 4.79%
27,000	Microsoft Corp.	700,920

State Commercial Banks - 5.21%
60,000	Fifth Third Bancorp.	763,200

Wholesale-Electronic Parts & Equipment, NEC - 7.67%
30,000	Arrow Electronics, Inc. *	1,122,300

TOTAL FOR COMMON STOCKS (Cost $12,874,070) - 79.51%		11,637,220

SHORT TERM INVESTMENTS - 19.43%
2,844,154	Huntington Treasury Money Market IV 0.01% ** (Cost $2,844,154)	2,844,154

TOTAL INVESTMENTS (Cost $15,718,224) - 98.94%		14,481,374

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.06%		155,609

NET ASSETS - 100.00%		$ 14,636,983

* Non-income producing securities during the period.
** Variable rate security: the coupon rate shown represents the yield on December 31, 2011.
The accompanying notes are an integral part of these financial statements.

Oceanstone Fund

Statement of Assets & Liabilities

December 31, 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $15,718,224)	$ 14,481,374
Cash	202,351
Shareholder Subscription	7,150
Receivables:
Dividends and Interest	8,000
Total Assets	14,698,875
Liabilities:
Accrued Management Fees	22,365
Shareholder Redemptions	39,527
Total Liabilities	61,892
Net Assets	$ 14,636,983

Net Assets Consist of:
Paid In Capital	$ 15,250,300
Accumulated Undistributed Net Investment Loss	(3,754)
Accumulated Undistributed Realized Gain on Investments	627,287
Unrealized Depreciation in Value of Investments	(1,236,850)
Net Assets, for 509,320 Shares Outstanding	$ 14,636,983

Net Asset Value Per Share	$ 28.74

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund

Statement of Operations

For the Six Months Ended December 31, 2011 (Unaudited)

Investment Income:
Dividends	$ 97,885
Interest	133
Total Investment Income	98,018

Expenses:
Advisory Fees (Note 3)	133,311
Total Expenses	133,311

Net Investment Loss	(35,293)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	908,209
Net Change in Unrealized Appreciation on Investments	(2,270,603)
Loss on Investments	(1,362,394)

Net Decrease in Net Assets Resulting from Operations	$ (1,397,687)

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund

Statement of Changes in Net Assets

December 31, 2011 (Unaudited)

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2011	6/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (35,293)	$ (106,954)
Net Realized Gain on Investments	908,209	1,781,375
Net Change in Unrealized Appreciation on Investments	(2,270,603)	659,599
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,397,687)	2,334,020

Distributions to Shareholders:
Realized Gains	(1,763,388)	(887,169)
Total Distributions Paid to Shareholders	(1,763,388)	(887,169)

Capital Share Transactions (Note 5)	2,422,703	9,179,787

Total Increase (Decrease) in Net Assets	(738,372)	10,626,638

Net Assets:
Beginning of Year	15,375,355	4,748,717

End of Year	$ 14,636,983	$ 15,375,355

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund

Financial Highlights

Selected data for a share outstanding throughout the period

	(Unaudited)
	Six Months					Period *
	Ended	Years Ended				Ended
	12/31/ 2011	6/30/ 2011	6/30/ 2010	6/30/ 2009	6/30/ 2008	6/30/ 2007

Net Asset Value, at Beginning of Period	$ 35.85	$ 28.76	$ 21.26	$ 9.95	$ 12.24	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.08)	(0.40)	(0.27)	(0.08)	(0.09)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.05)	12.04	13.49	11.39	(0.20)	2.24
Total from Investment Operations	(3.13)	11.64	13.22	11.31	(0.29)	2.26

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00	(0.02)
Realized Gains	(3.98)	(4.55)	(5.72)	0.00	(2.00)	(0.00)
Total from Distributions	(3.98)	(4.55)	(5.72)	0.00	(2.00)	(0.02)

Net Asset Value, at End of Period	$ 28.74	$ 35.85	$ 28.76	$ 21.26	$ 9.95	$ 12.24

Total Return ***	(8.77)%	42.15%	62.05%	113.67%	(2.94)%	22.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$14,637	$15,375	$ 4,749	$ 1,519	$ 679	$ 694
Ratio of Expenses to Average Net Assets ****	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets †	(0.48)%	(1.16)%	(0.88)%	(0.79)%	(0.73)%	0.20%
Portfolio Turnover	41.55%	145.78%	131.82%	419.70%	403.27%	146.05%

* For the period November 9, 2006 (commencement of investment operations) through June 30, 2007.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

† Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund

Notes to Financial Statements

December 31, 2011 (Unaudited)

Note 1. Organization

Oceanstone Fund, (the “Fund”) is a no-load, non-diversified, open-end investment company that was organized as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006.  The Trust is permitted to issue an unlimited number of no par shares of beneficial interest in the Fund. The Fund’s investment objective is to seek capital appreciation. The Fund invests only in common stocks in U.S. stock market and mainly employs the strategy of growth at reasonable price.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Share Valuation- The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Distributions to Shareholders- The Fund will distribute its net realized capital gains, if any, on an annual basis and substantially all of its net investment income in the form of dividends to its shareholders on an annual basis or more frequently at the discretion of the Fund. Distributions will be recorded on ex-dividend date.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation- The Fund’s assets are valued at the fair value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price. When the market quotation of a stock is either not readily available or not reliable, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale.

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Valuation Inputs:	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$ 14,481,374	$ -
Level 2 – Observable Inputs	-	-
Level 3 – Unobservable Inputs	-	-
Total	$ 14,481,374	$ -

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement (the “Agreement”) with Oceanstone Capital Management, Inc. (the “Advisor”) to furnish investment advisory and management services to the Fund.  Under this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.80%. The Advisor will pay all operating expenses of the Fund except for brokerage commissions, taxes, interest and management fees. For the six months ended December 31, 2011, the Adviser earned a fee of $133,311 from the Fund, of which the Fund owed the Adviser $22,365 as of December 31, 2011.

Note 4. Related Party Transactions

James J. Wang is the control person of the Adviser and also serves as a trustee and officer of the Fund. James Wang receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series. Paid in capital at December 31, 2011 was $15,250,300 representing 509,320 shares outstanding. Transactions in capital stock were as follows:

	Six Months Ended 12/31/2011		Fiscal Year Ended 6/30/2011
	Shares	Amount	Shares	Amount
Shares Sold	55,727	$ 1,837,604	287,613	$10,059,296
Shares Reinvested	60,636	1,749,934	27,292	885,102
Shares Redeemed	(35,982)	(1,164,835)	(51,061)	(1,764,611)
Net Increase	80,381	$ 2,422,703	263,844	$ 9,179,787

Note 6. Investment Transactions

For the six months ended December 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,990,206 and $4,706,814, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2011 was $15,718,224.

At December 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Depreciation
$388,765	$(1,625,615)	$(1,236,850)

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Value
Accumulated Undistributed Realized Gain on Investments	$ 627,287
Unrealized Depreciation on Investments	(1,236,850)
($ 609,563)

The Fund paid a short term capital gain of $0.7206 per share on December 27, 2011 totaling $319,078. The Fund paid a long term capital gain of $3.2618 per share on December 27, 2011 totaling $1,444,310.

The tax character of distributions paid during the six months ended December 31, 2011 and the fiscal year ended June 30, 2011, are as follows:

	Ended December 31, 2011	Ended June 30, 2011
Ordinary income	-	-
Short-term capital gain	$319,078	$543,472
Long-term capital gain	$1,444,310	$343,697

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Oceanstone Fund
Expense Illustration
December 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Oceanstone Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2011 through December 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2011	December 31, 2011	July 1, 2011 to December 31, 2011

Actual	$1,000.00	$912.30	$8.68
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.13	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Oceanstone Fund

Trustees and Officers

December 31, 2011 (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Service with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Rajendra Prasad 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 1945	Trustee since 2006	Mr. Prasad is the founder, president and a trustee of Prasad Growth Fund, a registered investment company, since 1998. Mr. Prasad is also a part-time practicing physician.
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 1950	Trustee since March of 2011

Mr. Hinduja is a director of GSR Services, Inc., an information technology staffing company, since 1995 and a director of Huntington Resources, Inc., a consulting company, since 1993. Mr. Hinduja is also a trustee of Prasad Growth Fund.

Ratan Lalchandani 1305 Via Zumaya Palos Verdes Estates, CA 90274 1943	Trustee since April of 2011	Mr. Lalchandani is a retired engineer since 1991. Mr. Lalchandani is also a trustee of Prasad Growth Fund.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position & Length of Service with the Fund	Principal Occupations During Past 5 Years and Current Directorships
James J. Wang[1] PO Box 130982 Carlsbad, CA 92013 1963	Trustee, Treasurer, President and Chief Compliance Officer since 2006

James Wang is actively engaged in the management of his personal accounts in stock markets. James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Inc., the Fund’s investment adviser.

1 James J. Wang is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

Oceanstone Fund

Additional Information

December 31, 2011 (Unaudited)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 988-6290 to request a copy of the SAI or to make shareholder inquiries.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 988-6290.

Board of Trustees

James J. Wang

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Adviser

Oceanstone Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Meyler & Company, LLC

This report is provided for the general information of the shareholders of the Oceanstone Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable

Item 3. Audit Committee Financial Expert.   Not applicable

Item 4. Principal Accountant Fees and Services.   Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Included in Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) Disclosure Controls & Procedures.  The principal executive and financial officer has concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b) EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By: /s/ James J. Wang

James J. Wang

President

Date:          02/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James J. Wang

James J. Wang

President

Date:          02/27/2012

By: /s/ James J. Wang

James J. Wang

Chief Financial Officer

Date:          02/27/2012